Notes Payable to Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Notes Payable to Related Parties

NOTE 5 – NOTES PAYABLE TO RELATED PARTIES

Notes payable to related parties consists of the following at March 31, 2018 and December 31, 2017:

	March 31, 2018	December 31, 2017

Notes payable to officers/shareholders (a)	$-	$195,000
Notes payable to officers/shareholders (b)	600,000	600,000
Notes payable to related parties (c)	150,000	300,000
Notes payable to related parties (d)	50,000	50,000
Total	$800,000	$1,145,000

a.	On July 1, 2012, the Company entered into note payable agreements with Alan Lien and Alvin Hao, two of its officers and shareholders at that time. The maximum borrowings allowed under each individual note was $200,000. The notes are unsecured, bear interest at a rate of 8% per annum, and are due 30 days after demand. Amounts owed on the combined note balances were $195,000 at December 31, 2017. During the three months ended March 31, 2018, the Company made payments of $195,000 and the notes were retired.

b.	In May 2016, the Company entered into two separate notes payable agreements with Mr. Lien and Mr. Hao. Under each of the agreements, the Company borrowed $300,000 from each Mr. Lien and Mr. Hao. The notes accrue interest at a rate of 8% per annum, are unsecured and are due on or before May 31, 2018. A total of $600,000 was due on the combined notes at March 31, 2018 and December 31, 2017, respectively.

c.	In February 2017, the Company executed two separate promissory notes and borrowed $300,000 from the relatives of one of the directors of the Company. The notes are unsecured, payable on demand and carry an interest of 14% per annum. A total of $300,000 was outstanding on the combined notes at December 31, 2017. During the three months ended March 31, 2018, the Company made payments of $150,000, leaving a balance of $150,000 at March 31, 2018.

d.	The Company entered into note agreements with relatives of one of the Company’s officer/shareholders. The loans accrue interest at 10% per annum, are unsecured and were due on or before December 31, 2016. A total of $50,000 and $50,000 was due on the loans as of March 31, 2018 and December 31, 2017, respectively.

Interest expense on the notes to related parties for the three months ended March 31, 2018 and 2017, was $22,913 and $23,622, respectively. Interest paid to the related parties during the three months ended March 31, 2018 and 2017, amounted to $56,344 and $10,200, respectively. Accrued interest included in amounts due to related parties at March 31, 2018 and December 31, 2017, was $113,103 and $146,534, respectively.

NOTE 5 – NOTES PAYABLE TO RELATED PARTIES

Notes payable to related parties consists of the following at December 31, 2017 and 2016:

	2017	2016

Notes payable to officers/shareholders (a)	$195,000	$195,000
Notes payable to officers/shareholders (b)	600,000	600,000
Notes payable to related parties (c)	300,000	-
Notes payable to related parties (d)	50,000	70,000
	1,145,000	865,000
Less: current portion	(1,145,000)	(265,000)
Non-current portion	$-	$600,000

a.	On July 1, 2012, the Company entered into note payable agreements with Alan Lien and Alvin Hao, two of its officers/shareholders at that time. The maximum borrowings allowed under each individual note was $200,000. The notes are unsecured, bear interest at a rate of 8% per annum, and are due 30 days after demand. Amounts owed on the combined note balances were $195,000 at December 31, 2017 and 2016, respectively.

b.	In May 2016, the Company entered into two separate notes payable agreements with the aforementioned two officers/shareholders. Under each of the agreements, the Company borrowed $300,000 from each of the officers/shareholders. The notes accrue interest at a rate of 8% per annum, are unsecured and are due on or before May 31, 2018. A total of $600,000 was due on the combined notes at December 31, 2017 and 2016.

c.	In February 2017, the Company executed two separate promissory notes and borrowed $300,000 from the relatives of one of the directors of the Company. The notes are unsecured, payable on demand and carry an interest of 14% per annum. A total of $300,000 was outstanding on the combined notes at December 31, 2017.

d.	The Company entered into note agreements with the parents of one of the Company’s officer/shareholders. The loans accrue interest at 10% per annum, are unsecured and were due on or before December 31, 2016. A total of $50,000 and $70,000 was due on the loans as of December 31, 2017 and 2016, respectively.

Interest expense on the notes to related parties for the year ended December 31, 2017 and 2016 was $109,863 and $56,626, respectively. Interest paid to the related parties during the year ended December 31, 2017 and 2016 amounted to $7,200 and $17,124, respectively. Accrued interest included in amounts due to related parties at December 31, 2017 and 2016 was $146,534 and $68,471, respectively.